Financial Instruments Risk Management - Schedule of Age of Receivables (Details) - Credit risk [member] - Trade receivables [member] - Receivables Past Due But Not Impaired - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Age of receivables past due	$ 4,412	$ 2,586
Past Due Less Than 181 Days
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Age of receivables past due	2,103	1,707
Past Due More Than 181 Days
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Age of receivables past due	$ 2,309	$ 879